SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure of short-term investments [Abstract]
Schedule of Short-term Investments

As at March 31, 2019, short-term investments consist of the following:

	Carrying value	Interest rates	Maturity
Bonds	$24,986	3.88% - 13%	April 28, 2019 - April 29, 2026
Money market instruments	22,850
	$47,836

As at March 31, 2018, short-term investments consist of the following:

	Carrying value	Interest rates	Maturity
Term deposits	$36,596	3.6% - 4.15%	April 11 - August 3, 2018
Bonds	20,314	3.88% - 8.75%	June 4, 2018 - October 31, 2046
	$56,910